Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS — 83.4%
	ASSET-BACKED SECURITIES — 35.2%
	Ally Auto Receivables Trust
$81,783	Series 2017-3, Class A3, 1.740%, 9/15/2021[1]	$81,732
130,238	Series 2017-4, Class A3, 1.750%, 12/15/2021[1]	130,333
500,000	Series 2019-4, Class A2, 1.930%, 10/17/2022[1]	500,560
181,662	Series 2019-3, Class A2, 2.060%, 10/17/2022[1]	181,931
750,000	Barings CLO Ltd. Series 2013-IA, Class AR, 2.619% (3-Month USD Libor+80 basis points), 1/20/2028[1,2,3]	730,652
625,000	Benefit Street Partners CLO Ltd. Series 2014-IVA, Class A1RR, 3.069% (3-Month USD Libor+125 basis points), 1/20/2029[1,2,3]	607,788
250,000	Benefit Street Partners CLO VII Ltd. Series 2015-VIIA, Class BR, 3.369% (3-Month USD Libor+155 basis points), 7/18/2027[1,2,3]	216,942
119,493	BlueMountain CLO Ltd. Series 2015-1A, Class A1R, 3.178% (3-Month USD Libor+133 basis points), 4/13/2027[1,2,3]	119,171
254,047	BMW Vehicle Lease Trust Series 2019-1, Class A2, 2.790%, 3/22/2021[1]	254,202
95,808	BMW Vehicle Owner Trust Series 2019-A, Class A2, 2.050%, 5/25/2022[1]	96,169
500,000	Bowman Park CLO Ltd. Series 2014-1A, Class CR, 3.933% (3-Month USD Libor+225 basis points), 11/23/2025[1,2,3]	460,395
	Capital One Prime Auto Receivables Trust
281,392	Series 2019-1, Class A2, 2.580%, 4/15/2022[1]	282,051
321,328	Series 2019-2, Class A2, 2.060%, 9/15/2022[1]	320,349
	CarMax Auto Owner Trust
71,222	Series 2016-4, Class A3, 1.400%, 8/15/2021[1]	71,084
161,159	Series 2018-4, Class A2A, 3.110%, 2/15/2022[1]	161,480
117,724	Series 2017-3, Class A3, 1.970%, 4/15/2022[1]	117,867
400,000	Series 2020-1, Class A2, 1.870%, 4/17/2023[1]	400,849
	Carvana Auto Receivables Trust
128,523	Series 2019-4A, Class A1, 1.947%, 12/15/2020[1,2]	128,292
46,734	Series 2019-1A, Class A2, 3.010%, 10/15/2021[1,2]	46,679
132,896	Series 2019-2A, Class A2, 2.600%, 1/18/2022[1,2]	129,451
262,307	COLT Mortgage Loan Trust Series 2018-4, Class A3, 4.210%, 12/28/2048[1,2,4]	261,404
4,722	Dell Equipment Finance Trust Series 2018-1, Class A2B, 1.224% (1-Month USD Libor+30 basis points), 10/22/2020[1,2,3]	4,718

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$125,543	DLL LLC Series 2019-MT3, Class A1, 2.062%, 10/20/2020[1,2]	$125,155
250,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class CRR, 3.681% (3-Month USD Libor+185 basis points), 10/15/2027[1,2,3]	210,388
36,945	Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.630%, 2/22/2022[1,2]	36,894
	Ford Credit Auto Lease Trust
8,926	Series 2018-B, Class A2B, 0.865% (1-Month USD Libor+16 basis points), 4/15/2021[1,3]	8,927
4,463	Series 2018-B, Class A2A, 2.930%, 4/15/2021[1]	4,463
46,140	Ford Credit Auto Owner Trust Series 2018-B, Class A2A, 2.960%, 9/15/2021[1]	46,062
	GM Financial Automobile Leasing Trust
230,164	Series 2019-1, Class A2A, 2.910%, 4/20/2021[1]	230,287
96,299	Series 2019-2, Class A2A, 2.670%, 6/21/2021[1]	96,354
	GM Financial Consumer Automobile Receivables Trust
74,236	Series 2017-3A, Class A3, 1.970%, 5/16/2022[1,2]	74,279
189,507	Series 2019-4, Class A2A, 1.840%, 11/16/2022[1]	189,802
400,000	Series 2020-1, Class A2, 1.830%, 1/17/2023[1]	401,650
200,754	GS Mortgage-Backed Securities Trust Series 2019-SL1, Class A1, 2.625%, 1/25/2059[1,2,4]	198,270
525,000	Highbridge Loan Management Ltd. Series 7A-2015, Class CR, 3.392% (3-Month USD Libor+170 basis points), 3/15/2027[1,2,3]	437,991
	Honda Auto Receivables Owner Trust
310,874	Series 2019-1, Class A2, 2.750%, 9/20/2021[1]	310,314
500,000	Series 2020-1, Class A2, 1.630%, 10/21/2022[1]	501,567
400,000	Hyundai Auto Lease Securitization Trust Series 2020-A, Class A2, 1.900%, 5/16/2022[1,2]	400,766
500,000	LCM XXIV Ltd. Series 24A, Class C, 4.069% (3-Month USD Libor+225 basis points), 3/20/2030[1,2,3]	417,817
	MMAF Equipment Finance LLC
94,294	Series 2019-B, Class A1, 2.125%, 10/9/2020[1,2]	94,263
13,113	Series 2014-AA, Class A4, 1.590%, 2/8/2022[1,2]	13,101
192,035	Nationstar HECM Loan Trust Series 2019-2A, Class A, 2.272%, 11/25/2029[1,2,4]	190,932
500,000	Newark BSL CLO Ltd. Series 2016-1A, Class A1R, 2.804% (3-Month USD Libor+110 basis points), 12/21/2029[1,2,3]	461,789

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$250,000	Oaktree CLO Series 2014-1A, Class A1R, 2.997% (3-Month USD Libor+129 basis points), 5/13/2029[1,2,3]	$238,410
63,285	OBX Trust Series 2019-EXP2, Class 2A1A, 1.847% (1-Month USD Libor+90 basis points), 6/25/2059[1,2,3]	61,814
205,491	OCP CLO Ltd. Series 2015-10A, Class A1R, 0.000% (3-Month USD Libor+82 basis points), 10/26/2027[1,2,3]	199,223
500,000	Octagon Investment Partners XXIII Ltd. Series 2015-1A, Class DR, 4.381% (3-Month USD Libor+255 basis points), 7/15/2027[1,2,3]	427,714
205,818	Oscar U.S. Funding LLC Series 2019-2A, Class A2, 2.490%, 8/10/2022[1,2]	203,631
900,000	Recette Clo Ltd. Series 2015-1A, Class CR, 3.519% (3-Month USD Libor+170 basis points), 10/20/2027[1,2,3]	778,059
	Tesla Auto Lease Trust
219,580	Series 2019-A, Class A1, 2.005%, 12/18/2020[1,2]	219,515
250,000	Series 2019-A, Class A2, 2.130%, 4/20/2022[1,2]	251,009
184,552	Verizon Owner Trust Series 2017-2A, Class A, 1.920%, 12/20/2021[1,2]	183,989
118,648	West CLO Ltd. Series 2014-2A, Class A1AR, 2.713% (3-Month USD Libor+87 basis points), 1/16/2027[1,2,3]	117,140
	World Omni Auto Receivables Trust
9,359	Series 2016-A, Class A3, 1.770%, 9/15/2021[1]	9,334
106,314	Series 2018-D, Class A2A, 3.010%, 4/15/2022[1]	106,547
250,000	Series 2016-A, Class A4, 1.950%, 5/16/2022[1]	246,537
177,902	Series 2017-A, Class A3, 1.930%, 9/15/2022[1]	178,048
	World Omni Automobile Lease Securitization Trust
64,378	Series 2018-B, Class A2B, 0.885% (1-Month USD Libor+18 basis points), 6/15/2021[1,3]	64,247
24,761	Series 2018-B, Class A2A, 2.960%, 6/15/2021[1]	24,771
115,231	Series 2019-B, Class A2A, 2.050%, 7/15/2022[1]	115,085
	Total Asset-Backed Securities
	(Cost $13,716,440)	13,180,243
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
	Citigroup Commercial Mortgage Trust
300,000	Series 2018-TBR, Class A, 1.535% (1-Month USD Libor+83 basis points), 12/15/2036[1,2,3]	244,759

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$300,000	Series 2019-SST2, Class A, 1.625% (1-Month USD Libor+92 basis points), 12/15/2036[1,2,3]	$291,448
18,869	COMM Mortgage Trust Series 2014-FL5, Class B, 2.855% (1-Month USD Libor+215 basis points), 10/15/2031[1,2,3]	18,767
	Government National Mortgage Association
317,308	Series 2013-179, Class A, 1.800%, 7/16/2037[1]	316,989
108,649	Series 2013-12, Class A, 1.410%, 10/16/2042[1]	108,012
	Total Commercial Mortgage-Backed Securities
	(Cost $1,040,160)	979,975
	CORPORATE — 25.0%
	COMMUNICATIONS — 1.6%
265,000	Comcast Corp. 2.239% (3-Month USD Libor+33 basis points), 10/1/2020[3]	263,320
325,000	Interpublic Group of Cos., Inc. 3.500%, 10/1/2020	320,092
		583,412
	CONSUMER, CYCLICAL — 2.8%
170,000	BMW U.S. Capital LLC 2.207% (3-Month USD Libor+50 basis points), 8/13/2021[2,3]	163,473
16,000	Dollar Tree, Inc. 2.536% (3-Month USD Libor+70 basis points), 4/17/2020[1,3]	15,997
75,000	Hyundai Capital America 2.812% (3-Month USD Libor+94 basis points), 7/8/2021[2,3]	72,575
	Nissan Motor Acceptance Corp.
250,000	2.238% (3-Month USD Libor+39 basis points), 7/13/2020[2,3]	248,896
85,000	1.825% (3-Month USD Libor+63 basis points), 9/21/2021[2,3]	82,717
200,000	Starbucks Corp. 2.100%, 2/4/2021[1]	200,190
260,000	Volkswagen Group of America Finance LLC 3.875%, 11/13/2020[2]	259,191
		1,043,039
	CONSUMER, NON-CYCLICAL — 4.5%
	AbbVie, Inc.
80,000	2.150%, 11/19/2021[2]	79,737
80,000	2.300%, 11/21/2022[2]	80,038
250,000	Amgen, Inc. 2.125%, 5/1/2020[1]	249,852
325,000	Anthem, Inc. 4.350%, 8/15/2020	327,320

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$225,000	Becton, Dickinson and Co. 3.125%, 11/8/2021	$225,907
275,000	Cardinal Health, Inc. 4.625%, 12/15/2020	277,609
200,000	Conagra Brands, Inc. 2.378% (3-Month USD Libor+50 basis points), 10/9/2020[3]	197,374
210,000	PayPal Holdings, Inc. 2.200%, 9/26/2022	209,251
50,000	UnitedHealth Group, Inc. 1.001% (3-Month USD Libor+26 basis points), 6/15/2021[3]	49,615
		1,696,703
	ENERGY — 1.8%
250,000	Enbridge, Inc. 1.441% (3-Month USD Libor+70 basis points), 6/15/2020[3,5]	247,318
	Occidental Petroleum Corp.
35,000	2.600%, 8/13/2021	28,028
20,000	2.957% (3-Month USD Libor+125 basis points), 8/13/2021[1,3]	15,005
190,000	2.700%, 8/15/2022	135,552
250,000	Spectra Energy Partners LP 2.014% (3-Month USD Libor+70 basis points), 6/5/2020[3]	247,340
		673,243
	FINANCIAL — 5.9%
250,000	AIG Global Funding 1.676% (3-Month USD Libor+46 basis points), 6/25/2021[2,3]	247,745
	American Express Co.
206,000	2.100% (3-Month USD Libor+33 basis points), 10/30/2020[1,3]	203,775
250,000	3.000%, 2/22/2021[1]	251,730
190,000	Avolon Holdings Funding Ltd. 3.625%, 5/1/2022[1,2,5]	168,633
250,000	Capital One Financial Corp. 2.500%, 5/12/2020[1]	249,898
40,000	Goldman Sachs Bank USA/New York NY 3.200%, 6/5/2020	40,009
250,000	Goldman Sachs Group, Inc. 3.213% (3-Month USD Libor+160 basis points), 11/29/2023[3]	244,409
250,000	Morgan Stanley 2.800%, 6/16/2020	249,974
250,000	New York Life Global Funding 1.416% (3-Month USD Libor+52 basis points), 6/10/2022[2,3]	242,505
250,000	PNC Bank N.A. 2.052% (3-Month USD Libor+25 basis points), 1/22/2021[3]	246,092

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
$65,000	Toronto-Dominion Bank 1.103% (3-Month USD Libor+26 basis points), 9/17/2020[3,5]	$64,577
		2,209,347
	INDUSTRIAL — 4.4%
	Caterpillar Financial Services Corp.
70,000	1.872% (3-Month USD Libor+18 basis points), 5/15/2020[3]	69,823
75,000	1.279% (3-Month USD Libor+28 basis points), 9/7/2021[3]	72,246
200,000	CNH Industrial Capital LLC 3.875%, 10/15/2021	199,141
250,000	CRH America, Inc. 5.750%, 1/15/2021	257,123
250,000	FedEx Corp. 3.400%, 1/14/2022	251,585
200,000	John Deere Capital Corp. 1.156% (3-Month USD Libor+26 basis points), 9/10/2021[3]	193,556
250,000	Textron, Inc. 2.284% (3-Month USD Libor+55 basis points), 11/10/2020[1,3]	250,013
	Vulcan Materials Co.
250,000	1.341% (3-Month USD Libor+60 basis points), 6/15/2020[3]	248,037
100,000	2.230% (3-Month USD Libor+65 basis points), 3/1/2021[3]	96,200
		1,637,724
	TECHNOLOGY — 1.8%
200,000	Apple, Inc. 2.400%, 5/3/2023	208,280
325,000	Fiserv, Inc. 2.700%, 6/1/2020[1]	323,998
30,000	Hewlett Packard Enterprise Co. 2.620% (3-Month USD Libor+72 basis points), 10/5/2021[1,3]	28,257
100,000	International Business Machines Corp. 2.107% (3-Month USD Libor+40 basis points), 5/13/2021[3]	99,181
		659,716
	UTILITIES — 2.2%
285,000	Ameren Corp. 2.700%, 11/15/2020[1]	284,194
225,000	Consolidated Edison Co. of New York, Inc. 1.616% (3-Month USD Libor+40 basis points), 6/25/2021[3]	218,514
225,000	Dominion Energy, Inc. 2.715%, 8/15/2021[6]	222,127

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
$110,000	NextEra Energy Capital Holdings, Inc. 2.403%, 9/1/2021	$109,894
		834,729
	Total Corporate
	(Cost $9,516,986)	9,337,913
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.2%
22,344	CSMC Trust Series 2014-OAK1, Class 2A4, 3.000%, 11/25/2044[1,2,4]	22,390
	FDIC Guaranteed Notes Trust
50,020	Series 2010-S4, Class A, 2.097% (1-Month USD Libor+72 basis points), 12/4/2020[1,2,3]	49,948
6,107	Series 2010-S2, Class 1A, 1.489% (1-Month USD Libor+50 basis points), 11/29/2037[1,2,3]	6,106
95,619	Series 2010-S2, Class 2A, 2.570%, 7/29/2047[1,2]	96,609
28,712	FDIC Trust Series 2013-R2, Class A, 1.250%, 3/25/2033[1,2]	28,729
89,356	Finance of America Structured Securities Trust Series 2019-HB1, Class A, 3.279%, 4/25/2029[1,2,4]	89,276
49,275	Freddie Mac REMICS Series 4002, Class DB, 2.000%, 3/15/2030	49,581
66,281	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2016-DNA4, Class M2, 2.247% (1-Month USD Libor+130 basis points), 3/25/2029[1,3]	65,434
	Nationstar HECM Loan Trust
80,321	Series 2018-3A, Class A, 3.555%, 11/25/2028[1,2,4]	80,065
52,059	Series 2019-1A, Class A, 2.651%, 6/25/2029[1,2,4]	51,657
100,000	Series 2019-1A, Class M1, 2.664%, 6/25/2029[1,2,4,7]	99,000
	RMF Buyout Issuance Trust
84,180	Series 2019-1, Class A, 2.475%, 7/25/2029[1,2,4]	84,185
200,000	Series 2019-1, Class M1, 2.521%, 7/25/2029[1,2,4,7]	200,280
102,461	Towd Point HE Trust Series 2019-HE1, Class A1, 1.847% (1-Month USD Libor+90 basis points), 4/25/2048[1,2,3]	100,476
158,055	Verus Securitization Trust Series 2019-INV1, Class A1, 3.402%, 12/25/2059[1,2,4]	152,861
	Total Residential Mortgage-Backed Securities
	(Cost $1,184,063)	1,176,597
	U.S. GOVERNMENT — 17.4%
	United States Treasury Bill
1,825,000	1.513%, 4/23/2020	1,824,967

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	U.S. GOVERNMENT (Continued)
$1,700,000	1.350%, 4/28/2020	$1,699,959
3,000,000	0.512%, 5/5/2020	2,999,826
	Total U.S. Government
	(Cost $6,520,211)	6,524,752
	Total Bonds
	(Cost $31,977,860)	31,199,480

Number of Shares
	SHORT-TERM INVESTMENTS — 17.1%
4,267	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.26%[8,9]	4,267
6,398,405	Federated Treasury Obligations Fund - Institutional Class, 0.31%[9]	6,398,405
	Total Short-Term Investments
	(Cost $6,402,672)	6,402,672
	TOTAL INVESTMENTS — 100.5%
	(Cost $38,380,532)	37,602,152
	Liabilities in Excess of Other Assets — (0.5)%	(176,567)
	TOTAL NET ASSETS — 100.0%	$37,425,585

[1]Callable.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $11,309,707 which represents 30.20% of Net Assets.
[3]Floating rate security.
[4]Variable rate security.
[5]Foreign security denominated in U.S. Dollars.
[6]Step rate security.
[7]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.80% of Net Assets. The total value of these securities is $299,280.
[8]All or a portion of this security is segregated as collateral for securities sold short.
[9]The rate is the annualized seven-day yield at period end.